Other liabilities and deferred credits (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Other liabilities and deferred credits
In millions	December 31,	2012	2011
Personal injury and other claims provisions, net of current portion (Note 16)		$232	$226
Stock-based incentives liability, net of current portion (Note 10)		203	180
Environmental provisions, net of current portion (Note 16)		92	89
Deferred credits and other		249	267
Total other liabilities and deferred credits		$776	$762